Schedule of Income Tax Benefit (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Current	$ 27,849,000	$ 26,524,000
Change in valuation allowance	27,849,000	26,524,000
Deferred tax asset
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Current
Deferred	(64,000)	(19,000)
Change in valuation allowance	64,000	19,000
Deferred tax asset